First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.3%
100,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$100,000
	(Cost $100,000)
	Total Investments – 0.3%	100,000
	(Cost $100,000) (b)
	Net Other Assets and Liabilities – 99.7%	32,442,163
	Net Assets – 100.0%	$32,542,163
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2020:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Australian Dollar Currency Futures	7	$501,410	Dec–20	$(9,170)
Brent Crude Oil Futures	3	128,250	Nov–20	(4,860)
British Pound Currency Futures	6	483,900	Dec–20	(1,852)
Canadian Dollar Currency Futures	5	375,650	Dec–20	(3,080)
Cocoa Futures	12	305,520	Dec–20	(14,280)
DAX MINI Index Futures	3	224,741	Dec–20	(6,824)
E-mini Dow Futures	1	138,320	Dec–20	1,190
Euro FX Currency Futures	2	293,387	Dec–20	(2,538)
Gasoline RBOB Futures	9	440,446	Nov–20	10,833
Gasoline RBOB Futures	1	48,859	Dec–20	(991)
Gold 100 Oz. Futures	4	758,200	Dec–20	25,442
ICE ECX Futures	2	63,148	Dec–20	(3,154)
Live Cattle Futures	5	224,700	Dec–20	1,700
LME Nickel Futures	7	609,630	Dec–20	(23,217)
Low Sulphur Gasoil “G” Futures	5	164,750	Oct–20	(19,063)
Mexican Peso Currency Futures	8	179,400	Dec–20	(6,856)
New Zealand Dollar Currency Futures	4	264,520	Dec–20	(4,720)
NIKKEI 225 (OSE) Futures	2	439,767	Dec–20	5,215
NY Harbor ULSD Futures	4	195,804	Nov–20	3,788
Palladium Futures	2	466,100	Dec–20	12,620
Russell 2000 E-mini Futures	1	75,220	Dec–20	105
S&P 500 E-mini Futures	1	167,600	Dec–20	1,090
S&P MID 400 E-mini Futures	2	371,180	Dec–20	1,100
S&P TSX 60 IX Futures	3	433,254	Dec–20	(239)
Soybean Futures	8	409,400	Nov–20	3,450
Soybean Oil Futures	17	337,926	Dec–20	(13,697)
Sugar #11 (World) Futures	6	90,787	Feb–21	2,275
U.S. 10-Year Treasury Note Futures	12	1,674,375	Dec–20	2,358
U.S. 2-Year Treasury Note Futures	19	4,198,258	Dec–20	1,644
U.S. 5-Year Treasury Note Futures	20	2,520,625	Dec–20	1,147
U.S. Treasury Long Bond Futures	6	1,057,688	Dec–20	853
U.S. Treasury Ultra Long Bond Futures	4	887,250	Dec–20	(3,992)
		$18,530,065		$(43,723)
Futures Contracts Short:
Brazilian Real Currency Futures	14	$(248,920)	Oct–20	$2,870
Cattle Feeder Futures	5	(355,125)	Nov–20	575
Coffee “C” Futures	14	(582,487)	Dec–20	(1,283)
Corn Futures	18	(341,100)	Dec–20	(13,725)
Cotton No. 2 Futures	20	(657,900)	Dec–20	(18,161)
Euro STOXX 50® Futures	7	(262,136)	Dec–20	(4,959)
FTSE 100 Index Futures	8	(603,006)	Dec–20	19,214
Japanese Yen Currency Futures	1	(118,594)	Dec–20	50

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Futures Contracts Short: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Kansas City Hard Red Winter Wheat Futures	21	$(535,237)	Dec–20	$(55,432)
LME Aluminum Futures	7	(308,744)	Dec–20	(4,331)
LME Zinc Futures	2	(120,113)	Dec–20	(1,650)
Natural Gas Futures	22	(685,740)	Nov–20	27,009
Soybean Meal Futures	9	(308,520)	Dec–20	(29,295)
Wheat Futures	12	(346,800)	Dec–20	(43,042)
		$(5,474,422)		$(122,160)
	Total	$13,055,643		$(165,883)

(a)	Rate shown reflects yield as of September 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $124,528 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $290,411. The net unrealized depreciation was $165,883. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 100,000	$ 100,000	$ —	$ —
Total Investments	100,000	100,000	—	—
Futures Contracts	124,528	124,528	—	—
Total	$ 224,528	$ 224,528	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (290,411)	$ (290,411)	$ —	$ —